Organization (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Principal Subsidiaries of Company

As of December 31, 2015, the Company’s principal subsidiaries and VIEs where Autohome WFOE and Chezhiying WFOE are the primary beneficiaries include the following entities:

Entity	Date of incorporation or acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities
Subsidiaries
Cheerbright International Holdings, Limited (“Cheerbright”)	June 13, 2006	British Virgin Islands	100%	Investment holding
Autohome E-commerce Inc.	February 6, 2015	Cayman Islands	100%	Investment holding
Autohome Link Inc.	January 29, 2015	Cayman Islands	100%	Investment holding
Autohome Financing Limited	March 23, 2015	Cayman Islands	100%	Investment holding
Autohome (Hong Kong) Limited (“Autohome HK”)	March 16, 2012	Hong Kong	100%	Provision of online advertising services
Autohome Media Limited (“Autohome Media”, formerly known as Prbrownies Marketing Limited)	October 18, 2013	Hong Kong	100%	Provision of online advertising services
Autohome E-commerce Hong Kong Limited	February 18, 2015	Hong Kong	100%	Provision of information technology services
Autohome Link Hong Kong Limited	February 16, 2015	Hong Kong	100%	Provision of information technology services
Autohome Financing Hong Kong Limited	April 15, 2015	Hong Kong	100%	Provision of financial services
Beijing Cheerbright Technologies Co., Ltd. (“Autohome WFOE”)	September 1, 2006	PRC	100%	Provision of technical and consulting services
Autohome Shanghai Advertising Co., Ltd.	September 29, 2013	PRC	100%	Provision of online advertising services
Beijing Prbrownies Software Co., Ltd. (formerly known as “Beijing Autohome Software Co., Ltd.”)	November 12, 2013	PRC	100%	Provision of information technology services
Beijing Autohome Technologies Co., Ltd.	November 12, 2013	PRC	100%	Provision of information technology services
Beijing Autohome Advertising Co., Ltd.	November 13, 2013	PRC	100%	Provision of online advertising services
Guangzhou Autohome Advertising Co., Ltd.	November 25, 2013	PRC	100%	Provision of online advertising services
Tianjin Autohome Technologies Co., Ltd.	October 20, 2014	PRC	100%	Provision of information technology services
Autohome (Tianjin) Automobile Sales Co., Ltd.	October 20, 2014	PRC	100%	Provision of automobile and component parts sales service
Beijing Chezhiying Technology Co., Ltd.(“Chezhiying WFOE”)	May 26, 2015	PRC	100%	Provision of information technology services
Beijing Chezhiying Software Co., Ltd.(“Chezhiying Software”)	December 9, 2015	PRC	100%	Provision of information technology services
Beijing Kemoshijie Technology Co., Ltd.	September 11, 2015	PRC	100%	Provision of information technology services
Shanghai Baiche Julian Information Technology Co., Ltd.	December 29, 2014	PRC	100%	Provision of information technology services

Schedule of VIEs
VIEs
Beijing Autohome Information Technology Co., Ltd. (“Autohome Information”)	August 28, 2006	PRC	—	Provision of online advertising and dealer subscription services
Beijing Shengtuo Autohome Advertising Co., Ltd.	September 21, 2010	PRC	—	Provision of online advertising services
Beijing Shengtuo Hongyuan Information Technology Co., Ltd. (“Shengtuo Hongyuan”)	November 8, 2010	PRC	—	Provision of online advertising and dealer subscription services
Beijing Shengtuo Chengshi Advertising Co., Ltd.	November 12, 2010	PRC	—	Provision of online advertising services
Shanghai You Che You Jia Advertising Co., Ltd. (“Shanghai Advertising”)	December 31, 2011	PRC	—	Provision of online advertising services
Guangzhou You Che You Jia Advertising Co., Ltd. (“Guangzhou Advertising”)	May 8, 2012	PRC	—	Provision of online advertising services
Beijing Autohome Used Car Appraisal Co., Ltd.	January 30, 2015	PRC	—	Provision of used car sales and evaluating service
Beijing Autohome Used Car Brokerage Co., Ltd.	June 10, 2015	PRC	—	Provision of used car brokerage service

Schedule of Assets, Liabilities, and Cash Flows of VIEs

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs included in the Company’s consolidated balance sheets, consolidated statements of comprehensive income and consolidated statements of cash flows:

	December 31,
	2014	2015
	RMB	RMB	US$
Current assets	639,347	502,938	77,640
Non-current assets	1,612,276	1,618,469	249,849

Total assets	2,251,623	2,121,407	327,489

Current liabilities	498,209	412,994	63,755
Non-current liabilities	26,889	28,445	4,391

Total liabilities	525,098	441,439	68,146

Net assets	1,726,525	1,679,968	259,343

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Net revenues	1,216,410	1,473,401	271,198	41,866
Net income/(loss)	28,170	57,358	(68,272)	(10,539)

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	RMB
Net cash generated from/(used in ) operating activities	29,925	102,403	(23,630)	(3,648)
Net cash used in investing activities	(38,100)	(33,773)	(73,318)	(11,318)
Net cash generated from financing activities	—	—	—	—